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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:
                                                ----------------
   This Amendment (Check only one):        [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jennifer Nunno
Title:            Chief Financial Officer
Phone:            (914) 242-5720

Signature, Place, and Date of Signing:

    /s/ Barry Kagans           Mt. Kisco, New York         December 17, 2004
-------------------------  --------------------------  -------------------------
      [Signature]                 [City, State]                  [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

         None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1*
                                            ---------------

Form 13F Information Table Entry Total:                  92
                                            ---------------

Form 13F Information Table Value Total:             241,794
                                            ---------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.             Form 13F File Number               Name

     1              28-05211                           Harvey P. Eisen
    --              --------


* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.


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
Name of Issuer                                          Title of Class    Cusip Number    Shrs or prn amount   Value (x$1000)
ABBOTT LABORATORIES CMN                                 COM               002824100                   59,300           2,763    SOLE
ACCEPTANCE INSURANCE COMPANIES INC                      COM               004308102                1,959,300              35    SOLE
ADC TELECOMMUNICATIONS INC CMN                          COM               000886101                   16,000              48    SOLE
ADTRAN INC CMN                                          COM               00738A106                   16,000             498    SOLE
AES CORP. CMN                                           COM               00130H105                  206,700           1,951    SOLE
AKAMAI TECHNOLOGIES INC CMN                             COM               00971T101                    4,000              43    SOLE
ALLTEL CORPORATION CMN                                  COM               020039103                  115,100           5,361    SOLE
AMER INTL GROUP INC CMN                                 COM               026874107                  110,000           7,290    SOLE
AMKOR TECHNOLOGIES INC CMN                              COM               031652100                    1,000              18    SOLE
AT&T CORP. CMN   Aa2                                    COM               001957505                  100,000           2,030    SOLE
AT&T WIRELESS SERVICES INC CMN                          COM               00209A106                  536,000           4,282    SOLE
BALLANTYNE OF OMAHA INC CMN                             COM               058516105                  448,500           1,301    SOLE
BANK OF AMERICA CORP CMN                                COM               060505104                   14,000           1,126    SOLE
BANK ONE CORP (NEW) CMN                                 COM               06423A103                   20,000             912    SOLE
BAXTER INTL INC 7% EQUITY UNITS   A3                    CORP UNITS 7%     071813406                   16,000             884    SOLE
BERKSHIRE HATHAWAY INC. CLASSB                          CL B              084670207                    2,620           7,375    SOLE
BRISTOL MYERS SQUIBB CO CMN                             COM               110122108                   49,000           1,401    SOLE
CADIZ INC CMN                                           COM               127537207                  519,300           2,648    SOLE
CALL/DELL(DLQEF)       @ 30 EXP05/22/2004               CALL              24702R9EF                      410             201    SOLE
CALL/HPQ(HHYED)        @ 20 EXP05/22/2004               CALL              4282389ED                    1,250             450    SOLE
CALL/HRB(HRBDH)        @ 40 EXP04/17/2004               CALL              0936739DH                    1,070           1,664    SOLE
CALL/INTU(IQUAW)       @ 47.5 EXP01/17/2004             CALL              4612029AW                    1,356             746    SOLE
CALL/IVX(IVXAC)        @ 15 EXP01/17/2004               CALL              4658259AC                    5,125           4,536    SOLE
CALL/IVX(IVXCW)        @ 17.5 EXP03/20/2004             CALL              4658239CW                    1,000             650    SOLE
CALL/MSFT(MSQGE)       @ 25 EXP07/17/2004               CALL              5949199GE                      850             301    SOLE
CALL/XMSR(QSYAC)       @ 15 EXP01/17/2004               CALL              9837519AC                    5,890           6,538    SOLE
CAPITAL TRUST INC MD CMN                                COM               14052H506                  301,366           6,841    SOLE
CHARLES SCHWAB CORPORATION CMN                          COM               808513105                  170,000           2,013    SOLE
CIGNA CORP CMN                                          COM               125509109                   15,000             863    SOLE
CLARENT HOSPITAL CORPORATION CMN                        COM               180463101                  200,000             300    SOLE
CMS ENERGY CORPORATION CMN                              COM               125896100                  289,000           2,462    SOLE
COMCAST CORPORATION CMN CLASSA NON VOTING               CL A SPL          20030N200                  209,500           6,555    SOLE
COOPER INDUSTRIES LTD CMN CLASS A                       CL A              G24182100                    4,000             232    SOLE
CORAM HEALTHCARE CORP CMN                               COM               218103109                3,947,700           2,961    SOLE
COVALENT GROUP INC CMN                                  COM               222815102                   92,120             235    SOLE
DELL INC CMN                                            COM               24702R101                   74,100           2,518    SOLE
DVI INC CMN                                             COM               233343102                  400,000              16    SOLE
EASTMAN KODAK CO CMN                                    COM               277461109                  237,200           6,089    SOLE
ELAN CORP PLC (ADR) ADR CMN                             ADR               284131208                  410,000           2,825    SOLE
EPRESENCE INC CMN                                       COM               294348107                  250,000             938    SOLE
EZENIA! INC CMN                                         COM               302311105                  600,000             150    SOLE
FANNIE MAE COMMON STOCK CMN                             COM               313586109                  120,000           9,007    SOLE
FIRST DATA CORPORATION CMN                              COM               319963104                  177,000           7,273    SOLE
FRIEDMAN, BILLINGS, RAMSEY GRO ORD CMN  CLASS A         CL A              358434108                  100,000           2,308    SOLE
GENERAL ELECTRIC CO CMN                                 COM               369604103                  100,000           3,098    SOLE
GIANT GROUP LTD CMN                                     COM               374503100                  137,700             304    SOLE
GLACIER WTR SVCS INC CMN                                COM               376395109                   77,600           1,545    SOLE
GP STRATEGIES CORP CMN                                  COM               36225V104                2,132,525          17,060    SOLE
H & R BLOCK INC. CMN                                    COM               093671105                   82,300           4,557    SOLE
HCA INC CMN                                             COM               404119109                   20,000             859    SOLE
HEWLETT-PACKARD CO. CMN                                 COM               428236103                  150,000           3,446    SOLE
INTELIDATA TECHNOLOGIES CORP CMN                        COM               45814T107                      314             490    SOLE
INTERACTIVE DATA CORPORATION CMN                        COM               45840J107                  118,300           1,959    SOLE
INTUIT INC CMN                                          COM               461202103                   38,600           2,040    SOLE
INTUITIVE SURGICAL, INC. CMN                            COM               46120E602                   82,000           1,401    SOLE
IVAX CORP (FLORIDA) CMN                                 COM               465823102                  150,700           3,599    SOLE
J NET ENTERPRISES INC CMN                               COM               46622V102                  727,600           1,019    SOLE
J P MORGAN CHASE & CO CMN                               COM               46625H100                   30,000           1,102    SOLE
JOHNSON & JOHNSON CMN                                   COM               478160104                   84,700           4,376    SOLE
KOKEN LIMITED                                           COM               500990601                   10,000              85    SOLE
KROLL INC CMN                                           COM               501049100                  105,000           2,730    SOLE
LEGGETT & PLATT INC CMN                                 COM               524660107                  175,000           3,785    SOLE
LEVEL 3 COMMUNICATIONS INC 10.500000 12/01/2008 SER:
     B GAINS SR LIEN 0.000000% TO 12/01/03 Caa2         COM               52729NAE0                4,000,000           3,770    SOLE
LEVEL 3 COMMUNICATIONS INC CMN                          COM               52729N100                  794,000           4,526    SOLE
MANUFACTURED HOME CMNTYS INC CMN                        COM               564682102                   10,000             377    SOLE
MATTEL INC CMN                                          COM               577081102                   20,000             385    SOLE
MED-DESIGN CORP CMN                                     COM               583926100                  320,001           1,440    SOLE
MEDIS TECHNOLOGIES LTD CMN                              COM               58500P107                   31,900             341    SOLE
MERIDIAN RESOURCE CORP CMN                              COM               58977Q109                  500,000           2,970    SOLE
MICROSOFT CORPORATION CMN                               CL A              594918104                  159,800           4,374    SOLE
MODEM MEDIA INC CMN CLASS A                             CL A              607533106                   25,000             204    SOLE
MOLEX INC CLASS-A CMN CLASS A                           COM               608554200                  207,900           6,094    SOLE
NEWELL RUBBERMAID INC CMN                               COM               651229106                  127,300           2,899    SOLE
NEWHALL LAND & FARMING CO CALCMN                        COM               651426108                   91,000           3,675    SOLE
PHOENIX TECHNOLOGY LTD                                  COM               719153108                  209,500           1,693    SOLE
PNC FINANCIAL SERVICES GROUP CMN                        COM               693475105                   15,000             821    SOLE
PROLONG INTERNATIONAL CORP CMN                          COM               743411100                   200,00              76    SOLE
RADIOSHACK CORP CMN                                     COM               750438103                  154,600           4,743    SOLE
REWARDS NETWORK INC CMN                                 COM               761557107                  191,500           2,041    SOLE
S1 CORPORATION CMN                                      COM               78463B101                   75,000             605    SOLE
SHAW COMMUNICATIONS INC NON-VOTING CL-B  CLASS B        CL B              82028K200                   90,000           1,397    SOLE
SILICON GRAPHICS INC CMN                                COM               827056102                    1,330           1,822    SOLE
ST.PAUL COMPANIES INC CMN                               COM               792860108                   90,000           3,965    SOLE
STONE ENERGY CORP                                       COM               861642106                  149,700           6,355    SOLE
VALUEVISION MEDIA INC CMN CLASS A                       CL A              92047K107                  470,000           7,849    SOLE
VCAMPUS CORPORATION CMN                                 COM               92240C308                  216,000             318    SOLE
VERIZON COMMUNICATIONS CMN                              COM               92343V104                   14,000             842    SOLE
WACHOVIA CORP CMN                                       COM               929903102                   49,500           2,306    SOLE
WASHINGTON MUTUAL, INC. CMN                             COM               939322103                   18,000             722    SOLE
WEBMD CORP CMN                                          COM               94769M105                  684,800           6,156    SOLE
XM SATELLITE RADIO HLDGS INC CMN CLASS A                COM               983759101                  257,200           6,762    SOLE
YOKOGAWA ELECTRIC (ORD) ORD CMN                         CL A              986990141                   12,000             173    SOLE
                                                                                                                     241,794
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